Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Period End Date	Oct. 29, 2026
Registrant Name	BridgeBio Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38959
Entity Tax Identification Number	84-1850815
Entity Address, Address Line One	3160 Porter Drive, Suite 250
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	391-9740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
CIK	0001743881
Amendment	false